Long-term Obligations under Capital Lease - Schedule of Long-term Obligations Under Capital Lease (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Capital Lease Obligations [Abstract]
Long-term obligations under capital lease	$ 615,623,000	$ 498,784,000
Deferred financing fees	(10,636,000)	(11,565,000)
Long-term obligations under capital lease	604,987,000	487,219,000
Current portion	(40,323,000)	(27,824,000)
Long-term obligations under capital lease	$ 564,664,000	$ 459,395,000